Note 19 - Share-based Payment - Schedule of Share-based Payments (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Obtain professional service [member]
Statement Line Items [Line Items]
Obtain professional service through share-based payment	15,000	6,371
Obtain professional service through sharebased payment one [member]
Statement Line Items [Line Items]
Obtain professional service through share-based payment			5,390